Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2019	2018
Cash for immediate withdrawal	$11,640	$5,965
Cash equivalents—short-term deposits (1)	10,034	3,003
	$21,674	$8,968

(1)	The deposits earn annual interest at the respective term of the deposits of approximately 1.5%.